Loss and Loss Adjustment Expense Reserves (Details) - Schedule of cumulative paid loss and loss adjustment expenses, net of reinsurance $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Automobile 2011 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of cumulative paid loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
Automobile 2012 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of cumulative paid loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
Automobile 2013 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of cumulative paid loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
Automobile 2014 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of cumulative paid loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
Automobile 2015 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of cumulative paid loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
2014
Automobile 2016 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of cumulative paid loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
2014
2015
2016	1,038
Automobile 2017 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of cumulative paid loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
2014
2015
2016	2,254
2017	21,246
Automobile 2018 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of cumulative paid loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
2014
2015
2016	2,640
2017	29,988
2018	20,771
Automobile 2019 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of cumulative paid loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
2014
2015
2016	3,004
2017	33,987
2018	30,154
2019	17,032
Automobile 2020 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of cumulative paid loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
2014
2015
2016	3,096
2017	36,121
2018	34,465
2019	25,235
2020	6,426
Total	105,343
All outstanding liabilities before 2011, net of reinsurance
Liabilities for loss and LAE, net of reinsurance	$ 23,152